INVESTMENTS - Tuniu (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 30, 2016 $ / shares
INVESTMENTS
Closing stock price (in dollars per share)				$ 320.00
Tuniu
INVESTMENTS
Percentage of equity interest	4.00%		4.00%
Payments made for investment	$ 50	¥ 300
Fair value of available-for-sale investment	$ 36		¥ 253
Increase (decrease) in fair value of the investment credited to other comprehensive income | ¥		¥ 94
Tuniu | ADS
INVESTMENTS
Closing stock price (in dollars per share)	$ 8.75